GENERAL INFORMATION (Details Textual)			1 Months Ended		12 Months Ended
	Jan. 08, 2018 CNY (¥)	Jan. 08, 2010 CNY (¥)	Sep. 30, 2013 CNY (¥)	Jun. 30, 2009 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 CNY (¥) shares		Nov. 21, 2017 $ / shares shares	Sep. 22, 2017 HKD ($)	Dec. 31, 2016 CNY (¥) shares	Jun. 28, 2016 shares	Dec. 31, 2015 $ / shares	Sep. 17, 2013 CNY (¥)	Sep. 01, 2010 shares	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 HKD ($) $ / shares	Apr. 01, 2008 CNY (¥)
Disclosure of GENERAL INFORMATION [Line Items]
Number of shares outstanding | shares					5,678,703	5,678,703	3,851,485		3,200,000		2,820,939	2,700,000			14,553,949
Par value per share | $ / shares									$ 0.001				$ 0.001
Consideration paid (received)		¥ 185,517,000
Issued capital					¥ 306,000 [1]		¥ 206,000	[2]			¥ 151,000
Vast Elite Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired										100.00%
Issued capital | $						$ 1				$ 1
Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interests held by non-controlling interests					15.00%
Chi Wah Trading Import and Export Company [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interest in subsidiary					85.00%
Mr. Wong Kung Tok [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Amounts payable, related party transactions				¥ 58,900,000	¥ 40,200,000												$ 67,900,000
Stock issued during period, shares to related parties | shares				9,999
Par value per share | $ / shares																	$ 1.00
Jinjiang Hengda Ceramics Co., Ltd [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired														100.00%
Disposal Group, Including Discontinued Operation, Consideration														¥ 0
Losses on disposals of investments			¥ 736,000
Success Winner Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business combination,consideration, exchange price of share | $ / shares																$ 10.00
Business combination, consideration, number of outstanding shares acquired | shares																5,743,320
Number of shares outstanding | shares																8,950,171
Anhai Hengda [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																		100.00%
Anhai Hengda and Chi Wah [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Consideration transferred, acquisition-date fair value																		¥ 58,980,000
Jiangxi Hengdali Ceramic Materials Co., Ltd [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans		¥ 60,000,000
Consideration paid (received)	¥ 185,500,000

[1]	Equivalent to US$45,000
[2]	Equivalent to US$31,000